Details of treasury risks - Estimated transaction exposure and related hedges (Detail) - Cash flow hedges [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables cash flow [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	€ 3,395	€ 4,211
Hedge of transaction exposure	(2,189)	(2,412)
Receivables cash flow [Member] | USD [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	1,217
Hedge of transaction exposure	(857)
Receivables cash flow [Member] | JPY [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	666
Hedge of transaction exposure	(369)
Receivables cash flow [Member] | CAD [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	272
Hedge of transaction exposure	(153)
Receivables cash flow [Member] | GBP [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	245
Hedge of transaction exposure	(147)
Receivables cash flow [Member] | CNY [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	178
Hedge of transaction exposure	(98)
Receivables cash flow [Member] | AUD [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	175
Hedge of transaction exposure	(100)
Receivables cash flow [Member] | CHF [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	117
Hedge of transaction exposure	(65)
Receivables cash flow [Member] | PLN [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	122
Hedge of transaction exposure	(73)
Receivables cash flow [Member] | SEK [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	73
Hedge of transaction exposure	(42)
Receivables cash flow [Member] | CZK [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	45
Hedge of transaction exposure	(25)
Receivables cash flow [Member] | RUB [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	41
Hedge of transaction exposure	(41)
Receivables cash flow [Member] | Others [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	244
Hedge of transaction exposure	(219)
Payables cash flow [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(867)	(1,764)
Hedge of transaction exposure	760	€ 1,344
Payables cash flow [Member] | USD [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(583)
Hedge of transaction exposure	488
Payables cash flow [Member] | JPY [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(6)
Hedge of transaction exposure	5
Payables cash flow [Member] | CAD [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(8)
Hedge of transaction exposure	8
Payables cash flow [Member] | GBP [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(20)
Hedge of transaction exposure	20
Payables cash flow [Member] | CNY [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(86)
Hedge of transaction exposure	86
Payables cash flow [Member] | CHF [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(1)
Hedge of transaction exposure	1
Payables cash flow [Member] | SEK [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(1)
Hedge of transaction exposure	1
Payables cash flow [Member] | RUB [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(2)
Hedge of transaction exposure	1
Payables cash flow [Member] | Others [Member]
Disclosure of details of treasury risks [Line items]
Transaction exposure	(160)
Hedge of transaction exposure	€ 150